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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.   Name and address of issuer:

     Northwestern Mutual Variable Life Account
     The Northwestern Mutual Life Insurance Company
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

2.   Name of each series or class of funds for which this notice is filed:

     Variable Life Insurance Policies:  Variable CompLife

3.   Investment Company Act File Number: 811-3989

      Securities Act File Number: 33-89188


4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: / /


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                -0-

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    8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                -0-


    9. Number and aggregate sale price of securities sold during the fiscal year:

                Number:  N/A
                Amount:  $3,727,034


    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


                Number:  N/A
                Amount:  $3,727,034


    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                -0-

    12.  Calculation of registration fee:

         (i)    Aggregate sale price of securities sold              $3,727,034
                during the fiscal year in reliance on                ----------
                rule 24f-2 (from Item 10):


         (ii)   Aggregate price of shares issued in                  +   N/A
                connection with dividend reinvestment                ----------
                plans (from Item 11, if applicable):

         (iii)  Aggregate price of shares redeemed or                -   N/A
                repurchased during the fiscal year (if               ----------
                applicable):

         (iv)   Aggregate price of shares redeemed or                +   N/A
                repurchased and previously applied as a              ----------
                reduction to filing fees pursuant to rule
                24e-2 (if applicable):



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     (v)   Net aggregate price of securities sold and              $  3,727.034
           issued during the fiscal year in reliance               ------------
           on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

     (vi)  Multiplier prescribed by Section 6(b) of                x.0003448276
           the Securities Act of 1933 or other                     ------------
           applicable law or regulation:

     (vii) Fee due [line (i) or line (v) multiplied                $   1,285.18
           by line (vi)]:                                          ============

Instruction:    Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).                 /X/


     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

     February 26, 1996


                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


             By:    GARY E. LONG
                    ----------------------------------------------
                    Gary E. Long
                    Vice President and Controller
                    The Northwestern Mutual Life Insurance Company

             Date:      February 23, 1996